Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2010	4,008	23,511	27,519
Additions	3,256	12,705	15,961
Amortization	(1,827)	(8,465)	(10,292)
Write-off	-	(2,321)	(2,321)
Balance, December 31, 2010	5,437	25,430	30,867
Additions	9,233	6,122	15,355
Amortization	(2,747)	(8,139)	(10,886)
Write-off	-	(2,695)	(2,695)
Balance, December 31, 2011	11,923	20,718	32,641
Additions	547	11,171	11,718
Amortization	(1,143)	(8,179)	(9,322)
Write-off	(14)	(786)	(800)
Transfer to assets held for sale	-	(138)	(138)
Balance, December 31, 2012	11,313	22,786	34,099